Note 15. Subsequent Events (Details) - USD ($)	1 Months Ended		5 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2015	Oct. 31, 2015	Apr. 30, 2017	Dec. 31, 2014	Apr. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Convertible, Terms of Conversion Feature		The holder can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.
Stock Issued During Period, Shares, New Issues	100,000		156,000		604,650
Sale of Stock, Price Per Share	$ 1.00		$ 1.25		$ 1.00	$ 1.00
Tangiers Global, LLC
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Face Amount	$ 110,000
Debt Instrument, Convertible, Terms of Conversion Feature				At any time Tangiers Global can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,400,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.